Concentration by industry sector of financial instrument, net of allowance (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 384,793,713	₩ 353,870,993
Due from banks and loans
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	296,441,837	276,377,243
Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	13,373,140	13,922,969
Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	124,868,554	115,972,280
Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	14,442,747	11,776,346
Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	123,637,882	116,001,132
Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	20,119,514	18,704,516
Trading assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	23,829,943	22,638,409
Financial assets designated at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,344,701	2,228,186
AFS financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	37,186,552	32,822,071
HTM financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	24,990,680	19,805,084
Finance and insurance
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	77,737,683	71,025,728
Finance and insurance | Due from banks and loans
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	29,992,494	26,914,203
Finance and insurance | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	11,094,855	10,875,077
Finance and insurance | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	0	0
Finance and insurance | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	13,381,461	10,906,097
Finance and insurance | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	5,474,353	5,094,455
Finance and insurance | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	41,825	38,574
Finance and insurance | Trading assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	17,183,669	14,783,780
Finance and insurance | Financial assets designated at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,201,464	1,450,512
Finance and insurance | AFS financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	23,384,608	22,615,359
Finance and insurance | HTM financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	5,975,448	5,261,874
Manufacturing
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	43,463,477	43,202,960
Manufacturing | Due from banks and loans
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	40,662,964	40,742,939
Manufacturing | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,592	68
Manufacturing | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	0	0
Manufacturing | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,314	3,991
Manufacturing | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	40,364,768	40,544,250
Manufacturing | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	295,290	194,630
Manufacturing | Trading assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,139,609	1,262,042
Manufacturing | Financial assets designated at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	202,906	144,019
Manufacturing | AFS financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,409,017	1,009,045
Manufacturing | HTM financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	48,981	44,915
Retail and wholesale
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	18,173,500	16,927,513
Retail and wholesale | Due from banks and loans
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	16,703,966	15,692,236
Retail and wholesale | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	0	0
Retail and wholesale | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	0	0
Retail and wholesale | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	0	0
Retail and wholesale | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	16,563,849	15,560,280
Retail and wholesale | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	140,117	131,956
Retail and wholesale | Trading assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,206,133	1,079,631
Retail and wholesale | Financial assets designated at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	36,112	26,385
Retail and wholesale | AFS financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	227,289	129,261
Retail and wholesale | HTM financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	0	0
Real estate and service
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	24,739,940	22,338,640
Real estate and service | Due from banks and loans
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	23,100,220	20,611,915
Real estate and service | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	56,744	110,443
Real estate and service | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	0	0
Real estate and service | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	0	3,315
Real estate and service | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	23,005,675	20,460,662
Real estate and service | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	37,801	37,495
Real estate and service | Trading assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	176,273	307,115
Real estate and service | Financial assets designated at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	45,178	20,000
Real estate and service | AFS financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	632,410	613,265
Real estate and service | HTM financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	785,859	786,345
Other industry
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	76,652,060	66,473,508
Other industry | Due from banks and loans
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	41,955,140	38,513,306
Other industry | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,219,949	2,937,381
Other industry | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	0	0
Other industry | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,059,972	862,943
Other industry | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	38,229,237	34,341,485
Other industry | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	445,982	371,497
Other industry | Trading assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	4,124,259	5,205,841
Other industry | Financial assets designated at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	859,041	587,270
Other industry | AFS financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	11,533,228	8,455,141
Other industry | HTM financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	18,180,392	13,711,950
Retail customers
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	144,027,053	133,902,644
Retail customers | Due from banks and loans
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	144,027,053	133,902,644
Retail customers | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	0	0
Retail customers | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	124,868,554	115,972,280
Retail customers | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	0	0
Retail customers | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	0	0
Retail customers | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	19,158,499	17,930,364
Retail customers | Trading assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	0	0
Retail customers | Financial assets designated at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	0	0
Retail customers | AFS financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	0	0
Retail customers | HTM financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 0	₩ 0